COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Space Segment Services [Member]
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments
Year ending December 31,

2024	4,529
2025	3,390
2026	2,542
$10,461